Related Party Transactions and Balances (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended						12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Founders CNY	Dec. 31, 2012 Founders CNY	Dec. 31, 2011 Founders CNY	Dec. 31, 2013 One of the founders item	Dec. 31, 2013 Shareholders and key management personnel CNY	Dec. 31, 2012 Shareholders and key management personnel CNY	Dec. 31, 2013 Mr. Xingqiang Zhang item
Related Party Transactions and Balances
Rental expenses	131,327	123,549	98,024		1,260	1,040	960
Amount due from a related party	58			10	58				58
Amount due to a related party		25								25
Number of restaurants for which amount is due from related parties											1
Number of founders for which amount is due to related parties								1